Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
January 31, 2020

Dates Covered
Collections Period	01/01/20 - 01/31/20
Interest Accrual Period	01/15/20 - 02/17/20
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/19	632,268,135.12	30,656
Yield Supplement Overcollateralization Amount 12/31/19	30,200,157.82	0
Receivables Balance 12/31/19	662,468,292.94	30,656
Principal Payments	23,570,550.31	871
Defaulted Receivables	788,168.95	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/20	28,689,858.54	0
Pool Balance at 01/31/20	609,419,715.14	29,752

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.56%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	4,436,720.12	202
Past Due 61-90 days	1,605,701.07	64
Past Due 91-120 days	232,865.13	16
Past Due 121+ days	0.00	0
Total	6,275,286.32	282

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	365,100.41
Aggregate Net Losses/(Gains) - January 2020	423,068.54
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.77%
Prior Net Losses Ratio	0.25%
Second Prior Net Losses Ratio	1.41%
Third Prior Net Losses Ratio	0.62%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.37%

Overcollateralization Target Amount	7,008,326.72
Actual Overcollateralization	7,008,326.72
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.41%
Weighted Average Remaining Term	54.35

Flow of Funds	$ Amount
Collections	26,230,217.41
Investment Earnings on Cash Accounts	4,940.70
Servicing Fee	(552,056.91)
Transfer to Collection Account	-
Available Funds	25,683,101.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,279,643.62
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,127,336.43
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,008,326.72
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,727,013.18

Total Distributions of Available Funds	25,683,101.20

Servicing Fee	552,056.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 01/15/20	624,997,051.57
Principal Paid	22,585,663.15
Note Balance @ 02/18/20	602,411,388.42

Class A-1
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2
Note Balance @ 01/15/20	236,887,051.57
Principal Paid	22,585,663.15
Note Balance @ 02/18/20	214,301,388.42
Note Factor @ 02/18/20	79.6837170%

Class A-3
Note Balance @ 01/15/20	268,940,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	268,940,000.00
Note Factor @ 02/18/20	100.0000000%

Class A-4
Note Balance @ 01/15/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	81,820,000.00
Note Factor @ 02/18/20	100.0000000%

Class B
Note Balance @ 01/15/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	24,900,000.00
Note Factor @ 02/18/20	100.0000000%

Class C
Note Balance @ 01/15/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	12,450,000.00
Note Factor @ 02/18/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,370,424.87
Total Principal Paid	22,585,663.15
Total Paid	23,956,088.02

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	519,177.45
Principal Paid	22,585,663.15
Total Paid to A-2 Holders	23,104,840.60

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6550026
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.2757239
Total Distribution Amount	28.9307265

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.9304583
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	83.9803047
Total A-2 Distribution Amount	85.9107630

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	138.47
Noteholders' Third Priority Principal Distributable Amount	551.23
Noteholders' Principal Distributable Amount	310.30

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/20	2,075,325.29
Investment Earnings	2,718.05
Investment Earnings Paid	(2,718.05)
Deposit/(Withdrawal)	-
Balance as of 02/18/20	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29